Property, plant and equipment	12 Months Ended
Sep. 30, 2023
Property, plant and equipment

9. Property, plant and equipment

		Property, plant and equipment
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture and Equipment	Total
Gross carrying amount
Balance October 1, 2021	-	$2,802	$42	$1,304	$60	$4,208
Additions (restated, see note 27)	5,105	-	-	48	1	5,154
Exchange differences	-	(220)	(3)	(112)	(5)	(340)
Balance September 30, 2022	5,105	2,582	39	1,240	56	9,022

Depreciation and impairment
Balance October 1, 2021	-	(490)	(13)	(775)	(60)	(1,338)
Additions	(104)	(258)	(8)	(105)	-	(475)
Exchange differences	-	38	1	60	5	104
Balance September 30, 2022	(104)	(710)	(20)	(820)	(55)	(1,709)
Net Book Value – September 30,2022	$5,001	$1,872	$19	$420	$1	$7,313
	Property, plant and equipment
	Land & Building	Right of Use Asset	Leasehold Improvement	Production Equipment	Office Furniture and Equipment	Total

Gross carrying amount
Balance October 1, 2022	5,105	$2,582	$39	$1,240	$56	$9,022
Additions	2,595	573	37	452	16	3,673
Exchange differences	-	42	-	20	1	63
Balance September 30, 2023	7,700	3,197	76	1,712	73	12,758

Depreciation and impairment
Balance October 1, 2022	(104)	(710)	(20)	(819)	(55)	(1,708)
Additions	(315)	(406)	(12)	(138)	(4)	(875)
Exchange differences	-	(11)	(1)	(13)	(1)	(26)
Balance September 30, 2023	(419)	(1,127)	(33)	(970)	(60)	(2,609)
Net Book Value – September 30,2023	7,281	$2,070	$43	$742	$13	$10,149